Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income from continuing operations										$ 22	$ 1,931	$ 1,039
Preferred stock dividends (see Note 19)										(93)	(68)	(65)
Net income attributable to Dominion Energy from continuing operations - Basic										(71)	1,863	974
Dilutive effect of 2019 Equity Units	[1]											(11)
Net income attributable to Dominion Energy from continuing operations - Diluted										(71)	1,863	963
Net income (loss) from discontinued operations										$ 972	$ 1,357	$ (1,440)
Average shares of common stock outstanding – Basic										823.9	807.8	831.0
Net effect of dilutive securities	[2]									0.0	0.7
Average shares of common stock outstanding – Diluted										823.9	808.5	831.0
EPS from continuing operations - Basic		$ (0.31)	$ 0.73	$ (0.84)	$ 0.34	$ 0.75	$ 0.58	$ 0.14	$ 0.84	$ (0.09)	$ 2.3	$ 1.17
EPS from discontinued operations - Basic		0.24	0.18	0.26	0.5	0.88	0.21	0.19	0.39	1.18	1.68	(1.73)
Net income (loss) attributable to Dominion Energy		(0.07)	0.91	(0.58)	0.84	1.63	0.79	0.33	1.23	1.09	3.98	(0.56)
EPS from continuing operations - Diluted		(0.31)	0.73	(0.84)	0.34	0.75	0.58	0.14	0.84	(0.09)	2.3	1.16
EPS from discontinued operations - Diluted		0.24	0.18	0.26	0.5	0.88	0.21	0.19	0.39	1.18	1.68	(1.73)
Net income (loss) attributable to Dominion Energy		$ (0.07)	$ 0.91	$ (0.58)	$ 0.84	$ 1.63	$ 0.79	$ 0.33	$ 1.23	$ 1.09	$ 3.98	$ (0.57)

[1]	As discussed in Note 19, effective in June 2022 through its redemption in September 2022, the Series A Preferred Stock was considered to be mandatorily redeemable and was classified in current liabilities. In accordance with revised accounting standards effective January 2022, a fair value adjustment, if dilutive, of the Series A Preferred Stock was no longer included in applying the if converted method to the 2019 Equity Units. In addition, diluted net income was no longer reduced by the Series A Preferred Stock dividends. No fair value adjustment was necessary for 2021.
[2]	Dilutive securities for 2021 consist primarily of stock potentially to be issued to satisfy the obligation under a settlement agreement with the SCDOR (applying the if converted method) as well as forward sales agreements entered into in November 2021 and settled in December 2022 (applying the treasury stock method). See Notes 20 and 23 for additional information.